EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Limited partners	$ 4,626	$ 4,924	$ 4,173
Total distributions	$ 1,231	$ 1,169	$ 878
Per unit (in dollars per share)	$ 1.40	$ 1.40	$ 1.05
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 440	$ 419	$ 358
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	789	748	504
Total distributions	781	741	499
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	8	7	5
Exchange LP Units, repurchased | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	0	0	1
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	2	2	2
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 0	$ 0	$ 13